Document and Entity Information	Nov. 22, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 22, 2019
Entity Registrant Name	KOPIN CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19882
Entity Tax Identification Number	04-2833935
Entity Address, Address Line One	125 North Drive,
Entity Address, City or Town	Westborough,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01581
City Area Code	508
Local Phone Number	870-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KOPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000771266